Income Taxes - Unrecognised Tax Losses (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available to be utilised against future profits	$ 1,592	$ 1,507	$ 1,421
Deferred tax assets	4	4	1
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	470	477	452
Between one and two years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available to be utilised against future profits	48	0	0
- utilisation required between two and five years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available to be utilised against future profits	333	321	237
- utilisation required between five and twenty years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available to be utilised against future profits	1,210	1,185	1,184
- utilisation in excess of twenty years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available to be utilised against future profits	$ 1	$ 1	$ 0